Note E - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
P ension and other post r eti r ement benefits:	2015	2014	2013
Recognized actuarial loss (a)	$1,581	$483	$1,357
Settlement loss (b)	2,584	–	2,756
Settlement loss ©	1,199	–	1,413
Total before income tax	5,364	483	5,526
Income tax	(1,749)	(177)	(2,006)
Net of income tax	$3,615	$306	$3,520

Comprehensive Income (Loss) [Table Text Block]
	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2013	$319	(16,601)	(16,282)
Reclassifications adjustments	—	5,526	5,526
Current period credit (charge)	(1,381)	8,925	7,544
Income tax benefit	—	(5,249)	(5,249)

Balance at December 31, 2013	(1,062)	(7,399)	(8,461)
Reclassifications adjustments	—	483	483
Current period (charge) credit	(3,276)	(9,294)	(12,570)
Income tax charge	—	3,222	3,222

Balance at December 31, 2014	(4,338)	$(12,988)	$(17,326)
Reclassifications adjustments	—	5,364	5,364
Current period charge	(4,719)	(6,038)	(10,757)
Income tax benefit	—	304	304

Balance at December 31, 201 5	$(9,037)	(13,358)	(22,415)